UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/15_

Item 1. Schedule of Investments.

Templeton Foreign Fund

Statement of Investments, May 31, 2015 (unaudited)

	Industry	Shares	Value
Common Stocks 96.4%
Australia 0.3%
WorleyParsons Ltd.	Energy Equipment & Services	3,054,107	$25,420,025

Belgium 0.5%
UCB SA	Pharmaceuticals	529,800	37,890,692

Brazil 0.6%
BM&F BOVESPA SA	Diversified Financial Services	12,758,560	44,953,684

Canada 4.7%
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	4,143,470	68,330,792
Ensign Energy Services Inc.	Energy Equipment & Services	4,529,930	42,849,213
HudBay Minerals Inc.	Metals & Mining	7,882,080	70,440,191
Precision Drilling Corp.	Energy Equipment & Services	10,278,955	68,069,267
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	2,971,420	86,804,723
Trican Well Service Ltd.	Energy Equipment & Services	7,331,010	22,800,779
			359,294,965
China 9.5%
China Life Insurance Co. Ltd., H	Insurance	12,083,260	58,128,934
China Mobile Ltd.	Wireless Telecommunication
	Services	3,687,720	48,703,178
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	146,265,732	99,415,159
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	24,925,250	45,005,643
[a]GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	455,645,580	121,645,742
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	24,986,930	27,102,434
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	21,370,600	71,386,467
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	65,387,530	64,092,607
Sinopharm Group Co.	Health Care Providers & Services	16,074,000	76,601,595
Springland International Holdings Ltd.	Multiline Retail	18,444,100	6,708,200
[a]Trina Solar Ltd., ADR	Semiconductors & Semiconductor
	Equipment	8,757,119	108,325,562
			727,115,521
France 10.2%
AXA SA	Insurance	5,381,142	135,467,124
BNP Paribas SA	Banks	2,664,643	160,800,809
Cie Generale des Etablissements Michelin, B	Auto Components	881,330	94,470,118
Compagnie de Saint-Gobain	Building Products	1,528,680	71,257,276
Sanofi	Pharmaceuticals	1,044,725	102,320,566
Societe Generale SA	Banks	687,386	32,113,275
Technip SA	Energy Equipment & Services	1,813,490	119,717,315
Total SA, B	Oil, Gas & Consumable Fuels	1,332,660	67,310,172
			783,456,655
Germany 7.3%
Bayer AG	Pharmaceuticals	625,790	88,789,708
Deutsche Boerse AG	Diversified Financial Services	1,222,080	97,914,148
[a]Deutsche Lufthansa AG	Airlines	3,760,140	52,875,390
Gerresheimer AG	Life Sciences Tools & Services	760,130	43,373,994
Kloeckner & Co. SE	Trading Companies & Distributors	1,695,140	14,784,647
Merck KGaA	Pharmaceuticals	595,614	63,713,236
Metro AG	Food & Staples Retailing	1,351,254	46,902,388
[a]MorphoSys AG	Life Sciences Tools & Services	622,120	45,682,536
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	169,192	31,226,888
Siemens AG	Industrial Conglomerates	695,382	73,170,812
			558,433,747
Hong Kong 0.9%
First Pacific Co. Ltd.	Diversified Financial Services	18,261,500	17,287,489

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Foreign Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)
Kingboard Chemical Holdings Ltd.	Electronic Equipment, Instruments
	& Components	27,361,904	53,498,909
			70,786,398
India 0.8%
Hero Motocorp Ltd.	Automobiles	567,000	23,988,359
Jain Irrigation Systems Ltd.	Machinery	12,128,940	12,757,992
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	4,173,484	27,433,010
			64,179,361
Ireland 0.9%
CRH PLC (EUR Traded)	Construction Materials	1,802,670	50,540,147
CRH PLC (GBP Traded)	Construction Materials	584,740	16,364,486
			66,904,633
Israel 1.7%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	2,148,400	129,118,840

Italy 2.5%
Eni SpA	Oil, Gas & Consumable Fuels	4,133,610	74,430,006
UniCredit SpA	Banks	16,614,987	116,273,042
			190,703,048
Japan 6.7%
CANON Inc.	Technology Hardware, Storage &
	Peripherals	1,568,100	54,230,572
Capcom Co. Ltd.	Software	1,586,460	30,769,181
ITOCHU Corp.	Trading Companies & Distributors	8,403,290	113,754,701
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	2,681,700	33,881,839
Nissan Motor Co. Ltd.	Automobiles	12,948,070	135,683,212
SoftBank Corp.	Wireless Telecommunication
	Services	1,439,200	86,360,118
Toyota Motor Corp.	Automobiles	814,710	56,482,534
			511,162,157
Netherlands 6.1%
Aegon NV	Insurance	13,824,105	105,262,219
Akzo Nobel NV	Chemicals	976,170	74,372,353
ING Groep NV, IDR	Banks	5,505,258	90,569,946
[a]QIAGEN NV	Life Sciences Tools & Services	3,281,620	80,323,583
[a]SBM Offshore NV	Energy Equipment & Services	8,608,424	114,716,014
			465,244,115
Norway 0.9%
Telenor ASA	Diversified Telecommunication
	Services	2,951,546	66,941,145

Russia 0.3%
LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	557,810	26,752,568

Singapore 0.7%
United Overseas Bank Ltd.	Banks	3,335,570	57,252,598

South Africa 0.2%
[a]Petra Diamonds Ltd.	Metals & Mining	4,454,000	11,845,426

South Korea 12.1%
Daewoo International Corp.	Trading Companies & Distributors	1,464,240	35,025,578
Hana Financial Group Inc.	Banks	6,070,700	161,834,476
Hyundai Mobis Co. Ltd.	Auto Components	362,930	72,807,517
Hyundai Motor Co.	Automobiles	276,890	39,268,127
KB Financial Group Inc.	Banks	4,069,207	147,011,562
KIWOOM Securities Co. Ltd.	Capital Markets	523,100	35,261,476
Korea Investment Holdings Co. Ltd.	Capital Markets	995,620	59,338,630
POSCO	Metals & Mining	364,570	79,844,789

Templeton Foreign Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	257,094	301,608,346
			932,000,501
Spain 1.0%
Telefonica SA	Diversified Telecommunication
	Services	5,685,719	80,452,743

Sweden 0.8%
Getinge AB, B	Health Care Equipment & Supplies	2,431,635	58,767,102

Switzerland 7.0%
ABB Ltd.	Electrical Equipment	2,638,020	57,708,880
[a]Basilea Pharmaceutica AG	Biotechnology	227,050	30,632,484
Credit Suisse Group AG	Capital Markets	5,912,129	156,696,423
GAM Holding Ltd.	Capital Markets	1,909,580	42,566,049
Lonza Group AG	Life Sciences Tools & Services	394,580	55,417,950
Roche Holding AG	Pharmaceuticals	525,150	154,329,340
Swiss Re AG	Insurance	398,773	35,810,439
			533,161,565
Thailand 0.6%
Bangkok Bank PCL, fgn.	Banks	9,138,200	49,322,432

Turkmenistan 0.6%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	4,638,740	48,425,260

United Kingdom 17.3%
Aberdeen Asset Management PLC	Capital Markets	4,709,750	32,149,024
Aviva PLC	Insurance	9,822,284	78,592,372
BAE Systems PLC	Aerospace & Defense	10,465,340	82,378,104
Barclays PLC	Banks	16,412,680	67,732,092
BP PLC	Oil, Gas & Consumable Fuels	12,055,590	83,056,845
Carillion PLC	Construction & Engineering	10,602,120	53,702,740
GlaxoSmithKline PLC	Pharmaceuticals	4,872,004	108,236,539
HSBC Holdings PLC	Banks	10,572,730	100,627,627
Kingfisher PLC	Specialty Retail	17,769,014	100,488,480
Marks & Spencer Group PLC	Multiline Retail	14,125,645	125,871,691
Petrofac Ltd.	Energy Equipment & Services	8,198,810	113,409,810
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	2,309,270	69,656,728
Serco Group PLC	Commercial Services & Supplies	7,296,744	15,346,126
Standard Chartered PLC	Banks	4,535,670	72,514,417
Subsea 7 SA	Energy Equipment & Services	4,180,378	43,854,164
Tesco PLC	Food & Staples Retailing	37,378,280	121,460,146
Vodafone Group PLC	Wireless Telecommunication
	Services	15,369,735	59,986,492
			1,329,063,397
United States 2.2%
Halliburton Co.	Energy Equipment & Services	2,274,310	103,253,674
Noble Corp. PLC	Energy Equipment & Services	3,747,957	62,778,280
			166,031,954
Total Common Stocks (Cost $7,004,039,650)			7,394,680,532
		Principal Amount*

Short Term Investments 2.9%
Time Deposits 2.9%
Canada 2.0%
National Bank of Canada, 0.01%, 6/01/15		54,000,000	54,000,000
Royal Bank of Canada, 0.05%, 6/01/15		101,000,000	101,000,000
			155,000,000
United States 0.9%
Scotia Capital Markets, 0.06%, 6/01/15		65,000,000	65,000,000

Templeton Foreign Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)
Total Time Deposits (Cost $220,000,000)	220,000,000
Total Investments (Cost $7,224,039,650) 99.3%	7,614,680,532
Other Assets, less Liabilities 0.7%	55,392,051
Net Assets 100.0%	$7,670,072,583

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.

ABBREVIATIONS
Currency

EUR - Euro
GBP - British Pound

Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Templeton World Fund

Statement of Investments, May 31, 2015 (unaudited)

	Industry	Shares	Value
Common Stocks 97.6%
Austria 0.4%
UNIQA Insurance Group AG	Insurance	309,458	$3,033,217
[a]UNIQA Insurance Group AG, 144A	Insurance	1,891,099	18,536,003
			21,569,220
Belgium 0.2%
UCB SA	Pharmaceuticals	198,590	14,202,931
Canada 0.8%
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	1,494,077	43,646,788
Trican Well Service Ltd.	Energy Equipment & Services	869,300	2,703,682
			46,350,470
China 1.4%
[b]GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	115,922,000	30,948,216
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	34,333,100	37,239,893
Weichai Power Co. Ltd., H	Machinery	3,292,000	12,249,124
			80,437,233
France 7.0%
AXA SA	Insurance	2,231,490	56,176,465
BNP Paribas SA	Banks	2,071,960	125,034,702
Compagnie de Saint-Gobain	Building Products	128,250	5,978,194
Sanofi	Pharmaceuticals	1,079,190	105,696,075
Technip SA	Energy Equipment & Services	445,020	29,377,940
Total SA, B	Oil, Gas & Consumable Fuels	1,704,440	86,088,086
			408,351,462
Germany 4.3%
[b]Commerzbank AG	Banks	295,300	3,930,307
Deutsche Boerse AG	Diversified Financial Services	461,140	36,946,951
[b]Deutsche Lufthansa AG	Airlines	2,848,780	40,059,773
Merck KGaA	Pharmaceuticals	523,150	55,961,713
Metro AG	Food & Staples Retailing	981,551	34,069,898
SAP SE	Software	327,904	24,276,259
Siemens AG	Industrial Conglomerates	546,680	57,523,806
			252,768,707
Hong Kong 0.6%
[b]Cheung Kong Property Holdings Ltd.	Real Estate Management &
	Development	570,170	3,367,580
CK Hutchison Holdings Ltd.	Industrial Conglomerates	570,170	8,868,519
Noble Group Ltd.	Trading Companies & Distributors	37,017,100	21,828,872
			34,064,971
India 0.3%
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	1,171,931	16,123,611

Ireland 1.4%
CRH PLC	Construction Materials	2,974,644	83,397,929
[a]CRH PLC, 144A	Construction Materials	20,100	563,529
			83,961,458
Israel 1.8%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,696,658	101,969,146

Italy 2.5%
Eni SpA	Oil, Gas & Consumable Fuels	3,695,594	66,543,066
UniCredit SpA	Banks	11,423,784	79,944,578
			146,487,644
Japan 3.5%
ITOCHU Corp.	Trading Companies & Distributors	3,108,170	42,075,062
Nissan Motor Co. Ltd.	Automobiles	10,249,400	107,403,769

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton World Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)
SoftBank Corp.	Wireless Telecommunication
	Services	478,400	28,706,698
Toyota Motor Corp.	Automobiles	401,450	27,831,883
			206,017,412
Netherlands 3.6%
Aegon NV	Insurance	4,593,720	34,978,406
Akzo Nobel NV	Chemicals	515,000	39,236,774
ING Groep NV, IDR	Banks	5,307,982	87,324,453
[b]QIAGEN NV	Life Sciences Tools & Services	1,170,061	28,639,359
[b]SBM Offshore NV	Energy Equipment & Services	1,306,962	17,416,599
			207,595,591
Norway 1.4%
Telenor ASA	Diversified Telecommunication
	Services	3,470,220	78,704,685

Portugal 0.7%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	3,335,170	39,278,271

Russia 0.4%
LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	61,774	2,962,681
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	1,170,362	20,615,927
			23,578,608
Singapore 2.4%
DBS Group Holdings Ltd.	Banks	3,301,396	49,711,337
[b]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	2,477,274	30,098,879
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	19,659,261	60,225,307
			140,035,523
South Korea 6.9%
Hana Financial Group Inc.	Banks	1,746,727	46,564,754
Hyundai Motor Co.	Automobiles	350,476	49,703,983
KB Financial Group Inc.	Banks	1,876,166	67,781,780
POSCO	Metals & Mining	293,882	64,363,350
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	150,379	176,416,258
			404,830,125
Spain 1.2%
Telefonica SA	Diversified Telecommunication
	Services	4,853,814	68,681,313

Switzerland 5.7%
ABB Ltd.	Electrical Equipment	1,244,840	27,231,910
Credit Suisse Group AG	Capital Markets	4,136,425	109,632,757
Roche Holding AG	Pharmaceuticals	438,202	128,777,350
Swiss Re AG	Insurance	762,200	68,446,752
			334,088,769
Taiwan 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	2,423,578	11,478,327
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	20,588,000	38,001,012
			49,479,339
Turkey 0.3%
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication
	Services	3,871,736	16,863,975

United Kingdom 16.2%
Aviva PLC	Insurance	9,550,756	76,419,758
BAE Systems PLC	Aerospace & Defense	8,784,320	69,145,927
Barclays PLC	Banks	12,155,138	50,162,004
BP PLC	Oil, Gas & Consumable Fuels	7,507,191	51,720,704

Templeton World Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)
Carillion PLC	Construction & Engineering	7,084,170	35,883,327
GlaxoSmithKline PLC	Pharmaceuticals	4,356,107	96,775,361
HSBC Holdings PLC	Banks	8,684,100	82,652,293
[b]International Consolidated Airlines Group SA	Airlines	4,317,910	36,562,390
Kingfisher PLC	Specialty Retail	16,816,309	95,100,681
Lloyds Banking Group PLC	Banks	31,861,170	42,742,414
Petrofac Ltd.	Energy Equipment & Services	2,175,180	30,088,117
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,334,902	40,265,930
Serco Group PLC	Commercial Services & Supplies	9,372,468	19,711,679
Sky PLC	Media	2,530,523	40,805,055
Standard Chartered PLC	Banks	1,501,900	24,011,756
Subsea 7 SA	Energy Equipment & Services	1,268,370	13,305,808
Tesco PLC	Food & Staples Retailing	21,235,912	69,005,769
Vodafone Group PLC	Wireless Telecommunication
	Services	18,176,089	70,939,402
			945,298,375
United States 33.8%
Accenture PLC, A	IT Services	63,681	6,115,923
[b]Ally Financial Inc.	Consumer Finance	266,970	6,052,210
American International Group Inc.	Insurance	1,437,735	84,265,648
Amgen Inc.	Biotechnology	915,020	142,981,025
Apache Corp.	Oil, Gas & Consumable Fuels	193,240	11,563,482
Baker Hughes Inc.	Energy Equipment & Services	652,168	42,038,749
Best Buy Co. Inc.	Specialty Retail	895,110	31,060,317
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	1,988,980	28,064,508
Chevron Corp.	Oil, Gas & Consumable Fuels	154,346	15,897,638
Cisco Systems Inc.	Communications Equipment	1,103,882	32,354,781
Citigroup Inc.	Banks	2,607,650	141,021,712
Comcast Corp., Special A	Media	1,731,069	100,402,002
CVS Health Corp.	Food & Staples Retailing	628,540	64,349,925
Devon Energy Corp.	Oil, Gas & Consumable Fuels	147,660	9,630,385
Foot Locker Inc.	Specialty Retail	687,980	43,480,336
General Motors Co.	Automobiles	1,099,700	39,556,209
[b]Gilead Sciences Inc.	Biotechnology	272,950	30,644,097
[b]Google Inc., A	Internet Software & Services	48,140	26,251,705
Halliburton Co.	Energy Equipment & Services	754,250	34,242,950
The Hartford Financial Services Group Inc.	Insurance	323,710	13,307,718
Hewlett-Packard Co.	Technology Hardware, Storage &
	Peripherals	2,603,940	86,971,596
JPMorgan Chase & Co.	Banks	1,809,934	119,057,459
KBR Inc.	Construction & Engineering	747,860	14,321,519
[b,c]Knowles Corp.	Electronic Equipment, Instruments
	& Components	2,471,730	47,827,976
Medtronic PLC	Health Care Equipment & Supplies	1,628,960	124,322,227
Merck & Co. Inc.	Pharmaceuticals	559,434	34,063,936
[b]Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	587,490	27,318,285
Microsoft Corp.	Software	3,230,020	151,358,737
Morgan Stanley	Capital Markets	2,469,060	94,318,092
[b]Navistar International Corp.	Machinery	1,144,790	30,314,039
[b]News Corp., A	Media	2,101,623	31,839,588
Noble Corp. PLC	Energy Equipment & Services	2,416,734	40,480,295
Oracle Corp.	Software	205,161	8,922,452
Pfizer Inc.	Pharmaceuticals	2,865,460	99,574,735
SunTrust Banks Inc.	Banks	1,763,570	75,269,168
Twenty-First Century Fox Inc., A	Media	1,411,332	47,420,755
United Parcel Service Inc., B	Air Freight & Logistics	166,479	16,518,046
Verizon Communications Inc.	Diversified Telecommunication
	Services	328,562	16,244,106
			1,969,424,331
Total Common Stocks (Cost $4,568,589,729)			5,690,163,170
Preferred Stocks 0.4%
Brazil 0.4%
[b]Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	2,589,090	20,013,666
Vale SA, ADR, pfd., A	Metals & Mining	509,366	2,694,546

Templeton World Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)
Total Preferred Stocks (Cost $42,439,679)		22,708,212
	Principal Amount*
Mortgage-Backed Securities (Cost $1,505,155) 0.0%†
United States 0.0%†
FHLMC, 5.50%, 12/01/35	1,527,107	1,723,026
Total Investments before Short Term Investments (Cost $4,612,534,563)		5,714,594,408

Short Term Investments 2.2%
Time Deposits 1.8%
Canada 0.7%
National Bank of Canada, 0.01%, 6/01/15	21,000,000	21,000,000
Royal Bank of Canada, 0.05%, 6/01/15	19,000,000	19,000,000
		40,000,000
United States 1.1%
Scotia Capital Markets, 0.06%, 6/01/15	68,000,000	68,000,000
Total Time Deposits (Cost $108,000,000)		108,000,000
Total Investments before Money Market Funds (Cost $4,720,534,563)		5,822,594,408
	Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$21,160,800) 0.4%
Money Market Funds 0.4%
United States 0.4%
[b,d]Institutional Fiduciary Trust Money Market Portfolio	21,160,800	21,160,800
Total Investments (Cost $4,741,695,363) 100.2%		5,843,755,208
Other Assets, less Liabilities (0.2)%		(12,327,861)
Net Assets 100.0%		$5,831,427,347

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
May 31, 2015, the aggregate value of these securities was $19,099,532, representing 0.33% of net assets.
b Non-income producing.
c A portion or all of the security is on loan at May 31, 2015.
d Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corp.
IDR - International Depositary Receipt

Templeton Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds’ calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-ended money market funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Time deposits are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At May 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Templeton	Templeton
	Foreign Fund	World Fund

Cost of investments	$7,251,558,595	$4,757,831,509

Unrealized appreciation	$998,949,388	$1,492,869,952
Unrealized depreciation	(635,827,451)	(406,946,253)
Net unrealized appreciation (depreciation)	$363,121,937	$1,085,923,699

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2015, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Foreign Fund
Assets:
Investments in Securities
Equity Investments[a,b]	$7,394,680,532	$-	$-	$7,394,680,532
Short Term Investments	-	220,000,000	-	220,000,000
Total Investments in Securities	$7,394,680,532	$220,000,000	$-	$7,614,680,532

Templeton World Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Hong Kong	$-	$-	$3,367,580	$3,367,580
All Other Equity Investments[b]	5,709,503,802	-	-	5,709,503,802
Mortgage-Backed Securities	-	1,723,026	-	1,723,026
Short Term Investments	20,896,290	108,000,000	-	128,896,290
Total Investments in Securities	$5,730,400,092	$109,723,026	$3,367,580	$5,843,490,698

[a]Includes common and preferred stocks.
[b]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds

By /s/ LAURA F. FERGERSON________

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON________

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2015

By /s/MARK H. OTANI______________

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date  July 27, 2015